Principal Accounting Policies - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 141,057	$ 133,256	$ 141,538
PRC
Disaggregation of Revenue [Line Items]
Total revenues	66,048	68,590	79,193
United States
Disaggregation of Revenue [Line Items]
Total revenues	28,242	24,106	22,849
Others
Disaggregation of Revenue [Line Items]
Total revenues	$ 46,767	$ 40,560	$ 39,496